Taxation (Chinese Mainland Withholding Tax on Dividends) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Withholding tax on dividends [Line Items]
Withholding income tax rate on dividends, foreign invested enterprises to foreign holding companies	10.00%
Deferred tax liabilities related to withholding tax	$ 265,863	$ 253,482
Total amount of undistributed profits	528,400
Unrecognized tax liabilities	$ 52,800
Minimum [Member]
Withholding tax on dividends [Line Items]
Percentage of equity interests held in other enterprise	25.00%
Changyou [Member]
Withholding tax on dividends [Line Items]
Deferred tax liabilities related to withholding tax	$ 265,900
HONG KONG
Withholding tax on dividends [Line Items]
Preferential withholding tax rate on dividends, foreign invested enterprises	5.00%
CHINA
Withholding tax on dividends [Line Items]
Withholding income tax rate on dividends, foreign invested enterprises to foreign holding companies	10.00%